13. Intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000
Cost

01-01-2019	16,554,782	1,248,823	-	17,803,605
Additions	-	-	8,296,920	8,296,920
Transfers	-	46,207(1)	-	46,207
12-31-2019	16,554,782	1,295,030	8,296,920	26,146,732
Transfers	-	54,121(1)	-	54,121
12-31-2020	16,554,782	1,349,151	8,296,920	26,200,853

Amortization and impairment

01-01-2019	13,103,637	42,086	-	13,145,723
Amortization for the year	690,229	63,538	1,157,707	1,911,474
Impairment	-	-	1,466,047	1,466,047
12-31-2019	13,793,866	105,624	2,623,754	16,523,244
Amortization for the year	690,229	66,977	1,577,093	2,334,299
Impairment	-	-	599,204	599,204
12-31-2020	14,484,095	172,601	4,800,051	19,456,747

Net book value

12-31-2019	2,760,916	1,189,406	5,673,166	9,623,488
12-31-2020	2,070,687	1,176,550	3,496,869	6,744,106

(1)	Transferred from property, plant and equipment. See below.

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, until December 29, 2023. The Group amortizes such intangible asset based on straight-line basis over the remaining life of the concession agreement.

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

-	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

-	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government the Company´s concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: December 29, 2023;

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2020, 2019 and 2018, the fees and royalties amounted 367,787, 329,714 and 312,291, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are not significant.

Transmission lines of wind farms Achiras and La Castellana

The Group finished the construction of wind farms La Castellana and Achiras, whereby the Group agreed to build high and medium tension lines and the electrical substation to connect the wind farms to SADI, a part of which were given to the companies transporting the energy in accordance with the respective contracts; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for the works related to the construction of the described equipments.

Electrical substation of wind farm La Genoveva II

During 2019 the Group finished the construction of wind farm La Genoveva II, whereby the Group agreed to build the electrical substation that feeds the connection of the wind farm to the SADI, a part of which were given to the company transporting the energy; therefore, such company is in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for an amount of 33,722, which were transferred from property, plant and equipment.

Electrical substation of wind farm La Genoveva

During 2020 the Group finished the construction of wind farm La Genoveva, whereby the Group agreed to build the electrical substation that feeds the connection of the wind farm to the SADI, a part of which were given to the company transporting the energy; therefore, such company is in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for an amount of 50,122, which were transferred from property, plant and equipment.

Turbogas and turbosteam supply agreements for Thermal Station Brigadier López

During fiscal year 2019, as a result of the business combination described in Note 2.2.20, the Group recognized an intangible asset for 8,296,920 related to turbogas and turbosteam supply agreements entered into with CAMMESA regarding Thermal Station Brigadier López.